--------------------------------------------------------------------------------
April 30, 1999
--------------------------------------------------------------------------------

Farmers
Money Market Portfolio:
Retail Shares

Annual Report

A mutual fund seeking to provide maximum current income to the extent consistent with stability of capital. The Portfolio invests exclusively in high quality money market instruments.

[LOGO]

Retail Money Market Shares


--------------------------------------------------------------------------------
Date of Inception: 1/22/99        Total Net Assets as of 4/30/99:  $272 thousand
--------------------------------------------------------------------------------


Table of Contents


Letter to the Shareholders ................................................    4

Investment Portfolio ......................................................    6

Financial Statements ......................................................   11

Financial Highlights ......................................................   14

Notes to Financial Statements .............................................   15

Report of Independent Accountants .........................................   18

Tax Information ...........................................................   19

Shareholder Meeting Results ...............................................   20

Officers and Trustees .....................................................   21

Letter to the Shareholders

Dear Shareholders,

     We appreciate your decision to invest in the Money Market Portfolio: Retail Shares. The following pages include the annual report for all share classes of the Portfolio, and the financial highlights for the Retail Shares class only, all for the period ending April 30, 1999.

     During the past year, the portfolio registered solid performance and achieved its objective of providing maximum current income to the extent consistent with the stability of capital.

Economic Review and Outlook

     During the period, the U.S. economy continued to post strong growth, as low unemployment combined with low inflation boosted consumer confidence. In addition, the overseas economic difficulties that caused the U.S. Federal Reserve to cut interest rates three times in late 1998 appear to have subsided. Europe, Asia, and Brazil showed signs of rebounding, reducing the fears that the slowdown overseas would spread to our shores. These factors helped build the expectation that Gross Domestic Product growth will remain strong in the months ahead. Even with this good news, the Federal Reserve has so far remained in a "wait and see" mode with regard to tightening interest rates, although there have been some recent indications that this approach may change.

     In light of these developments, we intend to take a relatively neutral approach to the portfolio's average maturity. However, we may look for attractive opportunities to extend maturities and enhance performance, since we do not expect significant upward pressure on interest rates. Going forward, we believe the Portfolio should continue to offer attractive yield potential and a high degree of stability.

     Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Lead Portfolio Manager

June 15, 1999

         Frank J. Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Cash Account Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Portfolio Results


For the period from inception on January 22, 1999 to April 30, 1999

                                                   Net Annualized Yield
                                                   --------------------

        Retail Money Market Shares                         4.38%

Notes

The net yield is the sum of the daily dividend rates for the period, then annualized. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions

Investment Portfolio as of April 30, 1999


                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------

Corporate Obligations 70.5%
--------------------------------------------------------------------------------

Banking 5.7%

Bank of Nova Scotia, 4.91%, 5/3/99 ...................................    50,000
Banque Nationale de Paris, 4.91%, 6/22/99 ............................     9,929
Dresdner US Finance, Inc., 4.87%-4.88%, 6/11/99-6/18/99 ..............    38,762
Merita N.A., Inc., 4.87%-4.89%, 7/13/99-7/19/99 ......................    34,648
Nordebanken N.A., Inc., 4.90%, 5/17/99 ...............................    24,946
Wells Fargo & Co., 4.88%, 6/29/99 (a) ................................    31,979
                                                                         -------
                                                                         190,264
                                                                         -------

Business Loans 22.3%

Asset Portfolio Funding Corp., 4.89%, 5/12/99 ........................    24,963
Asset Securitization Cooperative Corp., 4.90%, 5/14/99-6/1/99 ........    39,893
Clipper Receivables Corp., 4.87%, 6/16/99 ............................    39,238
Corporate Asset Funding, 4.86%, 7/8/99 ...............................    30,322
Corporate Receivables Corp., 4.86%-4.90%, 5/17/99-6/22/99 ............    59,737
Delaware Funding Corp., 4.81%, 5/21/99 ...............................    34,907
Fairway Finance Corp., 4.97%, 5/17/99 ................................    19,956
Falcon Asset Securitization Corp., 4.86%-4.91%, 5/14/99-6/14/99 ......    44,817
International Securitization Corp., 4.85%, 6/24/99 ...................    19,856
Intrepid Funding Corp., 4.85%-4.93%, 5/20/99-9/20/99 .................    34,745
Lexington Parker Capital Co., 4.86%, 6/14/99 .........................    39,765
Mont Blanc Capital Corp., 4.85%, 6/7/99 ..............................    24,876
Monte Rosa Capital Corp., 4.90%-4.91%, 5/7/99-5/27/99 ................    49,865
Old Line Funding Corp., 4.88%, 5/17/99 ...............................    23,948
Preferred Receivables Funding Corp., 4.84%-4.87%, 5/17/99-6/9/99......    41,386
Quincy Capital Corp., 4.90%, 5/7/99 ..................................    24,980
Sheffield Receivables Corp., 4.86%, 5/26/99 ..........................    24,916
Special Purpose Accounts Receivable Cooperative Corp., 4.91%, 5/13/99.    34,943
Thunder Bay Funding, Inc., 4.88%, 7/1/99 .............................    19,836
Variable Funding Capital Corp., 4.86%-4.88%, 5/6/99-5/12/99 ..........    34,968
WCP Funding, Inc., 4.88%-4.90%, 5/19/99-7/12/99 ......................    53,957
Wood Street Funding Corp. 4.89%, 7/23/99 .............................    24,419
                                                                         -------
                                                                         746,293
                                                                        --------

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------

Capital and Equipment Lending 3.6%

Ace Overseas Corp., 4.89%, 5/12/99 ..................................     19,970
American Honda Finance Corp., 4.89%, 5/26/99 (a) ....................     10,000
Caterpillar Financial Services Corp., 5.00%, 5/11/99-6/10/99 (a).....     25,003
Fountain Square Commercial Funding Corp., 4.95%, 5/3/99 .............     35,985
IBM Credit Corp., 5.13%, 3/22/00 ....................................      9,996
John Deere Capital Corp. 4.90%, 5/3/99 (a) ..........................     19,991
                                                                        --------
                                                                         120,945
                                                                        --------

Captive Business Lending 5.6%

British Gas Capital, Inc., 4.84%, 5/19/99 ...........................     19,952
California Pollution Control Financing Authority, 4.85%, 5/12/99.....     20,000
Capital One Funding Corp., 4.89%, 5/6/99 (a) (b) ....................      8,135
Duke Capital Corp., 4.85%, 6/9/99 ...................................     29,843
Pemex Capital, Inc., 4.91%, 6/21/99-7/7/99 ..........................     29,772
Petrobras Finance Corp., 4.91%, 6/30/99 .............................     29,758
Prudential Funding Corp., 4.90%, 5/18/99 ............................     49,886
                                                                        --------
                                                                         187,346
                                                                        --------

Consumer Lending 4.2%

Avco Financial Services, Inc., 5.04%, 5/17/99 (a) ...................     10,000
Countrywide Home Loans, 4.97%-5.22%, 7/25/99-7/26/99 (a) ............     22,000
GMAC Mortgage Corporation of Pennsylvania, 5.01%, 5/4/99 (b) ........     29,988
Household International, Inc., 4.87%, 6/2/99 ........................     14,936
J.C. Penney Funding Corp., 5.01%, 6/14/99 ...........................     24,849
Transamerica Finance Corp., 4.91%, 5/24/99 ..........................     24,923
Transamerica Finance Corp., 5.25%, 7/22/99 (a) ......................     15,000
                                                                        --------
                                                                         141,696
                                                                        --------

Consumer Products and Services 2.6%

Coca-Cola Enterprises, Inc., 4.87%-4.91%, 5/14/99-6/18/99 ...........     32,858
Eastman Kodak Co., 4.89%, 5/20/99 ...................................     24,936
Fortune Brands, Inc., 4.84%, 5/3/99 .................................     27,793
                                                                        --------
                                                                          85,587
                                                                        --------

Diversified Finance 12.2%

Alpine Securitization Corp., 4.86%, 6/10/99 .........................     29,839
Amsterdam Funding Corp., 4.91%, 5/21/99 .............................      9,973
Barton Capital Corp., 4.84%-4.89%, 6/4/99-6/7/99 ....................     54,448
CIT Group Holdings, Inc., 4.84%, 5/3/99 (a) .........................     14,998
CIT Group Holdings, Inc., 4.85%, 6/4/99 .............................     24,887

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------

CXC, Inc., 4.87%-4.88%, 5/18/99 .....................................     24,942
Enterprise Capital Funding Corp., 4.87%, 6/15/99 ....................     14,910
Eureka Securitization, Inc., 4.88%, 5/28/99 .........................     19,927
General Electric Capital Corp., 4.87%, 5/10/99 ......................     14,982
General Electric Capital Corp., 4.95%-4.98%, 6/8/99-7/12/99 (a) .....     40,000
Heller Financial, Inc., 5.02%, 5/27/99 ..............................      9,964
Twin Tower, Inc., 4.87%-4.92%, 5/11/99-7/21/99 ......................     59,653
Windmill Funding Corp., 4.85%-4.90%, 5/13/99-6/15/99 ................     64,688
Xerox Credit Corp., 4.85%, 5/11/99 ..................................     24,967
                                                                        --------
                                                                         408,178
                                                                        --------

Financial Services 6.9%

Bear Stearns Cos., Inc., 4.90%-5.32%, 5/8/99-5/19/99 (a) ............     20,000
CS First Boston, Inc., 4.86%, 5/3/99 (a) ............................     22,000
Goldman Sachs Group, L.P., 4.95%, 6/8/99 (a) ........................     25,000
Lehman Brothers Holdings, Inc., 5.06%, 6/21/99 ......................     29,788
Merrill Lynch & Co., Inc., 4.91%, 5/21/99 (a) .......................     20,000
Salomon Smith Barney Holdings, Inc., 4.84%, 5/3/99-5/19/99 ..........     54,921
Sigma Finance, 4.88%, 5/28/99-6/15/99 ...............................     60,000
                                                                        --------
                                                                         231,709
                                                                        --------

Health Care 1.8%

American Home Products Corp., 4.89%, 5/4/99 .........................     24,990
Baxter International, Inc., 4.84%-4.88%, 5/18/99-6/22/99 ............     34,327
                                                                        --------
                                                                          59,317
                                                                        --------

Manufacturing/Industrial 1.1%

Michelin Tire Corp., 5.20%, 5/3/99 ..................................     19,994
Xerox Capital Europe, PLC, 4.89%, 5/22/99 (a) .......................     14,998
                                                                        --------
                                                                          34,992
                                                                        --------

Municipal and State Obligations 1.2%

Oakland -- Alameda County Coliseum, California, 4.90%-4.91%,
   5/3/99-5/7/99 ....................................................     37,350
Texas, General Obligation, 4.86%, 5/7/99 (a) ........................      2,255
                                                                        --------
                                                                          39,605
                                                                        --------

Utilities 2.5%

AES Hawaii, Inc., 4.88%, 5/7/99 .....................................     24,980
Brazos River Authority, Texas, 4.91%-4.95%, 5/14/99-6/10/99 .........     30,000
GTE Corp., 4.87%, 6/11/99 ...........................................     29,835
                                                                        --------
                                                                          84,815
                                                                        --------

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------

Foreign Government 0.8%

Export Development Corp., 4.84%, 5/7/99 ...........................       24,980
                                                                        --------

--------------------------------------------------------------------------------
Total Corporate Obligations (average maturity: 32 days)                2,355,727
--------------------------------------------------------------------------------

Bank Obligations 21.3%
--------------------------------------------------------------------------------

Certificates of Deposit and Bank Notes -- U.S. Banks 9.7%

American Express Centurian Bank, 4.89%, 5/24/99 (a) ...............       10,000
American Express Co., 4.92%, 5/17/99-5/18/99 (a) ..................       20,000
Bankers Trust Co., 4.83%, 5/3/99 (a) ..............................       15,000
Comerica Bank, 4.90%, 5/17/99 (a) .................................       24,990
First Bank Corp., 4.99%, 5/17/99 (a) ..............................       15,011
First National Bank of Boston, 4.86%-5.00%, 5/3/99-7/7/99 (a) .....       30,000
First Union National Bank, 5.02%, 5/17/99 (a) .....................       27,000
Harris Trust and Savings Bank, 4.91%, 5/3/99 (a) ..................       44,984
Huntington National Bank, 4.96%, 5/5/99 (a) .......................       24,996
J.P. Morgan & Co., Inc., 4.83%, 5/7/99 (a) ........................       16,998
Key Bank, N.A., 4.89%, 5/29/99 (a) ................................       19,996
NationsBank, N.A., 4.88%, 6/4/99 ..................................       25,000
Northern Trust Corp., 4.83%, 5/10/99 (a) ..........................       16,996
PNC Bank, N.A., 5.02%, 5/4/99 (a) .................................       20,000
U.S. Bank, N.A., 4.91%, 5/20/99 (a) ...............................       14,998
                                                                        --------
                                                                         325,969
                                                                        --------

Certificates of Deposit -- Foreign Banks 11.6%

Abbey National, N.A., 4.85%, 7/20/99 (a) ..........................       24,994
Bank of Montreal, 4.89%, 6/30/99 (a) ..............................       34,983
Bayerische Hypo-Und Vereinsbank AG, 4.85%, 5/19/99 (a) ............       89,957
Bayerische Landesbank, 4.82%, 5/10/99 (a) .........................       69,954
Commerzbank A.G., 4.91%, 7/6/99 (a) ...............................       34,987
Den Danske Bank, 4.85%, 5/17/99 (a) ...............................       24,989
Deutsche Bank Financial Inc., 4.89%, 5/3/99 (a) ...................       64,959
Royal Bank of Canada, 4.80%-4.89%, 5/3/99-7/1/99 (a) ..............       29,988
Svenska Handelsbanken, 4.94%, 5/17/99 (a) .........................       12,000
                                                                        --------
                                                                         386,811
                                                                        --------

--------------------------------------------------------------------------------
Total Bank Obligations (average maturity: 22 days) ................      712,780
--------------------------------------------------------------------------------

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------

Repurchase Agreements 5.7% (c)
--------------------------------------------------------------------------------

Dated 3/99-4/99, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association securities:
     Donaldson, Lufkin & Jenrette, Inc. (held at Chemical Bank),
       4.94%, 5/3/99.................................................     40,000
     Goldman Sachs Group, L.P. (held at The Bank of New York),
       4.80%, 5/5/99-5/6/99..........................................     50,000
     Salomon Brothers, Inc. (held at The Bank of New York),
       4.82%-4.88%, 5/10/99-5/14/99..................................    100,000

--------------------------------------------------------------------------------
Total Repurchase Agreements (average maturity: 8 days)                   190,000
--------------------------------------------------------------------------------

U.S. Government Agency Notes 2.1%
--------------------------------------------------------------------------------

Federal Home Loan Bank, 4.80%, 5/3/99 (a)............................      5,997
Federal Home Loan Mortgage Corp., 4.84%-4.85%, 5/14/99-5/18/99.......     29,940
Federal National Mortgage Association, 4.58%, 5/4/99 (a).............      4,999
Student Loan Marketing Association, 4.86%, 5/4/99 (a)................     29,996

--------------------------------------------------------------------------------
Total U.S. Government Agency Notes (average maturity: 9 days)             70,932
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments -- 99.6% (average maturity: 28 days)...............  3,329,439
Cash and Other Assets, Less Liabilities -- 0.4%......................     14,421

--------------------------------------------------------------------------------
Net Assets -- 100%                                                     3,343,860
--------------------------------------------------------------------------------

      Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

  (a) Variable rate securities. The rates shown are the current rates at April 30, 1999. The dates shown represent the demand date or the next interest rate change date.

  (b) Illiquid securities. At April 30, 1999, the aggregate value of illiquid securities was $38,123,000 which represented 1.1% of net assets.

  (c) Repurchase agreements are fully collateralized by U.S. Government securities or U.S. Government agency securities. All collateral is held at the fund's custodian bank, State Street Bank, or at subcustodian banks, as indicated. The collateral is monitored daily by the portfolio so that its market value exceeds the carrying value of the repurchase agreement.

   See accompanying Notes to Financial Statements.

Financial Statements

Statement of Assets and Liabilities
April 30, 1999 (in thousands)

Assets
--------------------------------------------------------------------------------
         Investments, at amortized cost:
            Short-term securities .................................   $3,139,439
            Repurchase agreements .................................      190,000
         Cash .....................................................       32,323
         Receivable for:
            Interest ..............................................        6,129
            Fund shares sold ......................................           55
                                                                      ----------
         Total assets .............................................    3,367,946

Liabilities and Net Assets
--------------------------------------------------------------------------------
         Payable for:
            Dividends .............................................        3,173
            Fund shares redeemed ..................................       16,913
            Management fee ........................................          845
            Distribution services fee .............................        1,575
            Custodian and transfer agent fees and related expenses           686
            Trustees' fees and other ..............................          894
                                                                      ----------
         Total liabilities ........................................       24,086
--------------------------------------------------------------------------------
         Net assets applicable to shares outstanding                  $3,343,860
--------------------------------------------------------------------------------

The Pricing of Shares
--------------------------------------------------------------------------------
         Institutional Shares:
            Net assets applicable to shares outstanding ...........   $      102
            Shares outstanding ....................................          102
                                                                      ----------
         Net asset value and redemption price per share ...........   $     1.00
                                                                      ----------
         Premier Shares:
            Net assets applicable to shares outstanding ...........   $      101
            Shares outstanding ....................................          101
                                                                      ----------
         Net asset value and redemption price per share ...........   $     1.00
                                                                      ----------
         Retail Shares:
            Net assets applicable to shares outstanding ...........   $      272
            Shares outstanding ....................................          272
                                                                      ----------
         Net asset value and redemption price per share ...........   $     1.00
                                                                      ----------
         Service Shares:
            Net assets applicable to shares outstanding ...........   $3,343,385
            Shares outstanding ....................................    3,343,385
                                                                      ----------
         Net asset value and redemption price per share ...........   $     1.00
                                                                      ----------

See accompanying Notes to Financial Statements.

Financial Statements

Statement of Operations
Year ended April 30, 1999 (in thousands)

Investment Income
--------------------------------------------------------------------------------
Interest income ................................................      $ 121,366
                                                                      ---------
Expenses:
Management fee .................................................          4,086
Distribution services fee ......................................         13,640
Custodian and transfer agent fees and related expenses .........          6,230
Registration costs .............................................            510
Professional fees ..............................................             41
Reports to shareholders ........................................            480
Trustees' fees and other .......................................             31
                                                                      ---------
Total expenses before expense waiver ...........................         25,018
Less expenses waived by the investment manager .................         (2,233)
                                                                      ---------
Total expenses absorbed by the portfolio .......................         22,785
--------------------------------------------------------------------------------
Net investment income                                                 $  98,581
--------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Financial Statements

Statement of Changes in Net Assets
Years ended April 30, 1999 and 1998 (in thousands)

Operations, dividends and capital share activity       1999             1998
--------------------------------------------------------------------------------

         Net investment income .................   $     98,581    $     61,857
                                                   ------------    ------------
         Dividends to shareholders from net
            investment income ..................        (98,581)        (61,857)
                                                   ------------    ------------
Capital share transactions (dollar amounts and
number of shares are the same)
--------------------------------------------------------------------------------

         Institutional Shares (a):

         Shares sold ...........................            101            --
         Shares issued in reinvestment of ......              1            --
            dividends
                                                   ------------    ------------
                                                            102            --
         Shares redeemed .......................           --              --
                                                   ------------    ------------
         Net increase from capital share
            transactions........................            102            --
                                                   ------------    ------------
         Premier Shares (a):
         Shares sold ...........................            100            --
         Shares issued in reinvestment of
            dividends...........................              1            --
                                                   ------------    ------------
                                                            101            --
         Shares redeemed .......................           --              --
                                                   ------------    ------------
         Net increase from capital share
            transactions .......................            101            --
                                                   ------------    ------------
         Retail Shares (a):
         Shares sold ...........................            270            --
         Shares issued in reinvestment of
            dividends ..........................              3            --
                                                    ------------    ------------
                                                            273            --
         Shares redeemed .......................             (1)           --
                                                    ------------    ------------
         Net increase from capital share
            transactions........................            272            --
                                                   ------------    ------------
         Service Shares:
         Shares sold ...........................     21,381,309       8,930,862
         Shares issued in reinvestment of
            dividends...........................         96,946          60,295
                                                   ------------    ------------
                                                     21,478,255       8,991,157
         Shares redeemed .......................    (20,129,927)     (7,581,047)
                                                   ------------    ------------
         Net increase from capital share .......      1,348,328       1,410,110
            transactions
                                                   ------------    ------------
         Total increase in net assets ..........      1,348,803       1,410,110
                                                   ------------    ------------
         Net Assets:
         Beginning of year .....................      1,995,057         584,947
                                                   ------------    ------------
         End of year ...........................   $  3,343,860    $  1,995,057
                                                   ------------    ------------

(a) For the period from January 22, 1999 (commencement of operations) to April 30, 1999.
See accompanying Notes to Financial Statements.

Financial Highlights

                                                                 Retail Shares
                                                                  January 22,
                                                                    1999 to
Money Market Portfolio                                           April 30, 1999
--------------------------------------------------------------------------------

Per Share Operating Performance:
                                                                 -------------
Net asset value, beginning of period .....................       $        1.00
                                                                 -------------
Net investment income ....................................                 .01
Less dividends declared ..................................                (.01)
                                                                 -------------
Net asset value, end of period ...........................       $        1.00
                                                                 -------------
--------------------------------------------------------------------------------

Total Return (Not Annualized) ............................                1.18%
Ratios to Average Net Assets (Annualized):
Expenses .................................................                 .67%
Net investment income ....................................                4.38%


Supplemental Data For All Classes:
--------------------------------------------------------------------------------

Net assets at end of year (in thousands) (a) .............       $   3,343,860

(a)Includes net assets of the Institutional, Premier, Retail, and Service Share classes.
See accompanying Notes to Financial Statements.

Notes to Financial Statements


1. Description of the fund

Cash Account Trust (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio, and the Tax-Exempt Portfolio. Effective January 22, 1999, the Money Market Portfolio was divided into four share classes including Institutional, Premier, Retail, and Service Shares. Shares of the Money Market Portfolio outstanding prior to January 22, 1999 were redesignated as Service Shares. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Money Market Portfolio have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

2. Significant accounting policies

Investment valuation. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

Investment transactions and interest income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

Expenses. Expenses arising in connection with a portfolio are allocated to that portfolio. Other fund expenses are allocated among the portfolios in proportion to their relative net assets.

Fund share valuation and dividends to shareholders. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the net asset value per share (NAV) is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio. The NAV for the Money Market Portfolio is determined separately for each class by dividing the portfolio's net assets attributable to that class by the number of shares of each class outstanding. Each class of the Money Market Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the class.

Federal income taxes. The portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the portfolio paid no federal income taxes and no federal income tax provision was required.

3. Transactions with affiliates

Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended April 30, 1999, the portfolio incurred management fees as follows:



                                                             Management
                                                                fees
                                                           ---------------

       Money Market Portfolio (after expense waiver)...     $   3,120,000


Distribution agreement. The fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the fund pays KDI an annual fee of .60% of average daily net assets for the Money Market Portfolio (applicable to Service Shares only) pursuant to a separate Rule 12b-1 plan for the portfolio. For the year ended April 30, 1999, the portfolio incurred distribution fees as follows:



                                                            Distribution
                                                                fees
                                                           ---------------

       Money Market Portfolio (after expense waiver)...     $  12,373,000


Administrative services agreement. The fund has an administrative and shareholder services agreement with KDI. For providing information and administrative services to shareholders, the Retail and Premier Shares of the Money Market Portfolio each pay KDI a fee at an annual rate of up to .25% of average daily net assets. Institutional Shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to .15% of average daily net assets. For the year ended April 30, 1999, the Money Market Portfolio incurred no administrative services fees.

Shareholder services agreement. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, for the year ended April 30, 1999, KSvC received shareholder services fees as follows:

                                                   Shareholder
                                                  services fees
                                                 ---------------

      Money Market Portfolio.................    $   4,860,000

Officers and trustees. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the year ended April 30, 1999, the portfolio made no payments to its officers and incurred trustees' fees to independent trustees as follows:

                                                  Trustees' fees
                                                  ---------------

       Money Market Portfolio................     $      25,000

Expense absorption. Scudder Kemper has agreed temporarily to limit the portfolio's operating expenses to 1.00% of average daily net assets of the Money Market Portfolio Service Shares. In addition, Scudder Kemper has agreed temporarily to waive and absorb certain operating expenses of the Money Market Portfolio Institutional Shares. For the year ended April 30, 1999, Scudder Kemper absorbed expenses as follows:

                                                     Expenses
                                                   absorbed by
                                                  Scudder Kemper
                                                  ---------------

       Money Market Portfolio..................   $   2,233,000

Report of Independent Accountants


The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Cash Account Trust, the Money Market Portfolio, as of April 30, 1999, and the related statement of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights of the Retail Shares for the period January 22, 1999 to April 30, 1999. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of Cash Account Trust at April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Retail Shares for the period January 22, 1999 to April 30, 1999, in conformity with generally accepted accounting principles.

Chicago, Illinois                                              ERNST & YOUNG LLP
June 15, 1999

Tax Information

All of the dividends from the Money Market Portfolio are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Portfolio to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Shareholder Meeting Results


On December 17, 1998, a special shareholders' meeting was held. Cash Account Trust shareholders in the Money Market Portfolio were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. and approval to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The first proposal was approved. The second proposal (Proposal #2) did not receive sufficient votes to approve the proposed changes and the meeting was adjourned. When the meeting reconvened on January 25, 1999, Proposal #2 did not pass. The following are the results.

1. Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

                                Number of Votes:
                                ----------------
            For                       Against                    Abstain
            ---                       -------                    -------

       1,639,197,099                14,891,846                  24,678,225

2. To modify or eliminate certain policies and to eliminate the shareholder approval requirement as to certain other matters. There was an insufficient number of votes for each item. These items were not approved.

                                Number of Votes:
                                ----------------
         Fundamental Policies               For         Against        Abstain
         --------------------               ---         -------        -------

2.0  Investment objectives              334,232,699    49,044,975     37,008,770
2.1  Investment policies                335,165,425    48,112,248     37,008,770
2.2  Diversification                    335,742,351    47,535,323     37,008,770
2.3  Borrowing                          334,487,196    48,790,478     37,008,770
2.4  Senior securities                  336,175,285    47,102,388     37,008,770
2.5  Concentration                      335,979,304    47,298,369     37,008,770
2.6  Underwriting of securities         336,310,954    46,966,719     37,008,770
2.7  Investment in real estate          335,367,643    47,910,030     37,008,770
2.8  Purchase of commodities            334,690,582    48,587,093     37,008,770
2.9  Lending                            335,197,685    48,079,989     37,008,770
2.10 Margin purchases and short sales   332,283,052    50,994,622     37,008,770
2.11 Purchase of securities of          335,123,497    48,154,176     37,008,770
     related issuers
2.12 Pledging of assets                 333,557,071    49,720,603     37,008,770
2.13 Restricted and illiquid            332,570,816    50,706,857     37,008,770
     securities
2.14 Purchases of securities            335,135,444    48,142,230     37,008,770
2.15 Purchases of puts and calls        333,431,910    49,845,764     37,008,770
2.16 Investment for the purpose of      334,371,008    48,906,666     37,008,770
     exercising control or management
2.17 Investment in mineral exploration  331,434,890    51,842,783     37,008,770
2.18 Investment in issuers with short   333,299,714    49,977,959     37,008,770
     histories
2.19 Investment in other investment     334,566,216    48,711,458     37,008,770
     companies
2.20 Investment in non-U.S.             334,387,390    48,890,283     37,008,770
     Government securities
2.21 Investment other than in           331,631,829    51,645,845     37,008,770
     accordance with objectives and
     policies
2.22 Investment in municipal            336,109,140    47,168,534     37,008,770
     securities

Officers and Trustees

Kathryn L. Quirk*
   Chairperson and Trustee

Dr. Rosita P. Chang
   Trustee; Professor of Finance,
   University of Rhode Island

Edgar R. Fiedler
   Trustee; Senior Fellow and Economic Counsellor,
   The Conference Board, Inc.

Dr. J. D. Hammond
   Trustee; Dean, Smeal College of Business Administration,
   Pennsylvania State University

Richard M. Hunt
   Trustee; University Marshal and Senior Lecturer,
   Harvard University

Paul Secord
   President; Farmers Investment Trust

Frank J. Rachwalski, Jr.*
   Vice President

Thomas W. Joseph*
   Vice President

Ann M. McCreary*
   Vice President

John R. Hebble*
   Treasurer

Caroline Pearson*
   Assistant Secretary

Elizabeth C. Werth*
   Assistant Secretary

* Scudder Kemper Investments, Inc.

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                                       22

Farmers Financial Solutions -- helping you get to where you want to be.

Working with your Farmers agent* to better understand your financial needs, clarify your goals, and develop steps you can take towards those goals.

* The securities are offered through your agent, a registered representative of Investors Brokerage Services, Inc.

Scudder Kemper Investments is the adviser to Farmers Money Market Portfolio. Scudder Kemper Investments has 80 years of money management experience and offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined long-term investment strategies. Scudder Kemper Investments manages more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Kemper Distributors, Inc. is the principal underwriter of Farmers Money Market Portfolio.


Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.


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